MARKETABLE SECURITIES MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
8. MARKETABLE SECURITIES

(in thousands of $)	2016	2015
Balance at start of period	13,853	—
Shares acquired as a result of stock dividends	—	10,632
Shares acquired on merger with Frontline 2012	—	12,803
Impairment loss	(6,914)	(9,369)
Unrealized loss recorded in other comprehensive income	(280)	(213)
	6,659	13,853

The impairment loss and the unrealized loss recorded in other comprehensive income in the 2015 column in the table above are both for the year ended December 31, 2015 and so do not agree to the Statement of Operations and the Statement of Comprehensive Income, respectively.

An impairment loss of $2.4 million was recorded in the three months ended March 31, 2016, in respect of the mark to market loss on the Golden Ocean shares that was determined to be other than temporary in view of the significant fall in rates in the Baltic Dry Index and the short to medium term prospects for the dry bulk sector. A mark to market loss of $0.3 million in the three months ended June 30, 2016 was recorded in other comprehensive income as it was deemed to be temporary.

An impairment loss of $4.6 million was recorded in the six months ended June 30, 2016, in respect of the mark to market loss on the Avance Gas shares in six months ended June 30, 2016 that was determined to be other than temporary in view of the significant fall in rates and the short to medium term prospects for the LPG sector.